Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.7%
Colony Capital Inc.	1,920,680	$9,603,400
Lexington Realty Trust	826,611	7,778,409
Liberty Property Trust	588,089	29,427,974
STORE Capital Corp.	801,183	26,591,264
VEREIT Inc.	3,859,644	34,775,392
Washington REIT	316,521	8,460,606
WP Carey Inc.	675,488	54,836,116

		171,473,161

Health Care REITs — 9.4%
HCP Inc.	1,894,731	60,593,497
Healthcare Realty Trust Inc.	513,924	16,096,100
Healthcare Trust of America Inc., Class A	814,110	22,331,037
Medical Properties Trust Inc.	1,565,331	27,299,372
National Health Investors Inc.	170,895	13,334,937
Omega Healthcare Investors Inc.	851,321	31,286,047
Physicians Realty Trust	733,043	12,784,270
Sabra Health Care REIT Inc.	710,020	13,980,294
Senior Housing Properties Trust	879,067	7,269,884
Ventas Inc.	1,464,354	100,088,596
Welltower Inc.	1,605,190	130,871,141

		435,935,175

Hotel & Resort REITs — 3.9%
Apple Hospitality REIT Inc.	833,387	13,217,518
DiamondRock Hospitality Co.	796,766	8,238,560
Hospitality Properties Trust	653,491	16,337,275
Host Hotels & Resorts Inc.	2,937,648	53,523,947
Park Hotels & Resorts Inc.	797,810	21,987,644
Pebblebrook Hotel Trust	519,886	14,650,387
RLJ Lodging Trust	687,458	12,195,505
Ryman Hospitality Properties Inc.	204,432	16,577,391
Sunstone Hotel Investors Inc.	909,169	12,464,707
Xenia Hotels & Resorts Inc.	445,485	9,288,362

		178,481,296

Industrial REITs — 6.1%
Duke Realty Corp.	1,425,566	45,062,141
EastGroup Properties Inc.	146,030	16,936,560
First Industrial Realty Trust Inc.	502,342	18,456,045
Prologis Inc.	2,500,463	200,287,086

		280,741,832

Mortgage REITs — 4.5%
AGNC Investment Corp.	2,128,225	35,796,745
Annaly Capital Management Inc.	5,772,392	52,701,939
Blackstone Mortgage Trust Inc., Class A	498,956	17,752,854
Chimera Investment Corp.	739,939	13,962,649
Invesco Mortgage Capital Inc.	508,332	8,194,312
MFA Financial Inc.	1,793,617	12,878,170
New Residential Investment Corp.	1,649,519	25,386,097
Starwood Property Trust Inc.	1,111,584	25,255,189
Two Harbors Investment Corp.	1,082,787	13,718,911

		205,646,866

Office REITs — 9.1%
Alexandria Real Estate Equities Inc.	447,663	63,160,773
Boston Properties Inc.	612,528	79,016,112
Brandywine Realty Trust	697,315	9,985,551
Columbia Property Trust Inc.	465,562	9,655,756
Corporate Office Properties Trust	442,789	11,676,346
Cousins Properties Inc.	596,832	21,587,413

Security	Shares	Value

Office REITs (continued)
Douglas Emmett Inc.	642,626	$25,602,220
Equity Commonwealth	484,222	15,746,899
Highwoods Properties Inc.	410,234	16,942,664
Hudson Pacific Properties Inc.	612,943	20,392,614
JBG SMITH Properties	477,542	18,786,502
Kilroy Realty Corp.	400,528	29,562,972
Mack-Cali Realty Corp.	357,286	8,321,191
Paramount Group Inc.	797,433	11,172,036
Piedmont Office Realty Trust Inc., Class A	497,201	9,909,216
SL Green Realty Corp.	334,349	26,871,629
Vornado Realty Trust	688,126	44,108,877

		422,498,771

Real Estate Development — 0.4%
Howard Hughes Corp. (The)(a)	155,967	19,314,953

Real Estate Services — 2.0%
CBRE Group Inc., Class A(a)	1,239,709	63,597,072
Jones Lang LaSalle Inc.(b)	181,664	25,558,308
Realogy Holdings Corp.	451,703	3,270,330

		92,425,710

Research & Consulting Services — 1.7%
CoStar Group Inc.(a)	144,845	80,252,821

Residential REITs — 14.1%
American Campus Communities Inc.	545,261	25,169,248
American Homes 4 Rent, Class A	1,033,458	25,123,364
Apartment Investment & Management Co., Class A	589,783	29,559,924
AvalonBay Communities Inc.	552,606	112,278,487
Camden Property Trust	383,253	40,007,781
Equity LifeStyle Properties Inc.	356,687	43,280,401
Equity Residential	1,468,514	111,489,583
Essex Property Trust Inc.	260,491	76,045,138
Invitation Homes Inc.	1,520,097	40,632,193
Mid-America Apartment Communities Inc.	451,865	53,211,622
Sun Communities Inc.	357,481	45,825,489
UDR Inc.	1,117,032	50,143,566

		652,766,796

Retail REITs — 11.8%
Acadia Realty Trust	327,444	8,962,142
Brixmor Property Group Inc.	1,179,494	21,089,353
Federal Realty Investment Trust	296,940	38,233,994
Kimco Realty Corp.	1,675,373	30,960,893
Macerich Co. (The)	418,895	14,028,794
National Retail Properties Inc.	645,271	34,205,816
Realty Income Corp.	1,247,952	86,071,250
Regency Centers Corp.	662,410	44,209,243
Retail Properties of America Inc., Class A	850,482	10,001,668
Simon Property Group Inc.	1,224,834	195,679,480
SITE Centers Corp.	564,638	7,475,807
Spirit Realty Capital Inc.	345,513	14,739,585
Tanger Factory Outlet Centers Inc.	372,178	6,033,005
Taubman Centers Inc.	241,929	9,877,961
Urban Edge Properties	475,342	8,237,677
Weingarten Realty Investors	473,079	12,971,826

		542,778,494

Specialized REITs — 32.8%
American Tower Corp.	1,752,167	358,230,543
CoreCivic Inc.	470,893	9,775,739
CoreSite Realty Corp.	146,732	16,899,124
Crown Castle International Corp.	1,647,985	214,814,845

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
CubeSmart	747,594	$24,999,543
CyrusOne Inc.	449,010	25,916,857
Digital Realty Trust Inc.	825,632	97,251,193
EPR Properties	299,396	22,331,948
Equinix Inc.	333,248	168,053,634
Extra Space Storage Inc.	505,239	53,605,858
Gaming and Leisure Properties Inc.	800,969	31,221,772
GEO Group Inc. (The)	479,325	10,070,618
Iron Mountain Inc.	1,137,479	35,603,093
Lamar Advertising Co., Class A	339,585	27,407,905
Life Storage Inc.	184,544	17,546,444
Outfront Media Inc.	562,829	14,515,360
PotlatchDeltic Corp.	267,562	10,429,567
Public Storage	594,937	141,696,145
Rayonier Inc.	515,641	15,623,922
SBA Communications Corp.(a)	448,919	100,934,948
Uniti Group Inc.	728,406	6,919,857
VICI Properties Inc.	1,450,020	31,958,441
Weyerhaeuser Co.	2,952,354	77,765,004

		1,513,572,360

Total Common Stocks — 99.5% (Cost: $4,917,702,078)		4,595,888,235

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	937,758	$938,227
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	4,615,872	4,615,872

		5,554,099

Total Short-Term Investments — 0.1% (Cost: $5,553,867)		5,554,099

Total Investments in Securities — 99.6% (Cost: $4,923,255,945)		4,601,442,334

Other Assets, Less Liabilities — 0.4%		17,494,367

Net Assets — 100.0%		$4,618,936,701

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,452,121	(514,363)	937,758	$938,227	$1,812	(a)	$811	$(348)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,692,893	(6,077,021)	4,615,872	4,615,872	37,265		—	—

				$5,554,099	$39,077		$811	$(348)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate	687	09/20/19	$23,791	$(101,164)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,595,888,235	$—	$—	$4,595,888,235
Money Market Funds	5,554,099	—	—	5,554,099

	$4,601,442,334	$—	$—	$4,601,442,334

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(101,164)	$—	$—	$(101,164)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3